IVA FUNDS

IVA International Fund
(the "Fund")
Supplement dated December 18, 2009
to the Prospectus dated December 18, 2009

At the November 9, 2009 meeting, the Fund's Board of Trustees approved a change to the Fund's investment objective. Pursuant to the terms of the Prospectus, shareholders must receive 60 days prior written notice of any change to the Fund's investment objective. Shareholders are hereby notified that on February 17, 2010 the Fund's investment objective will change. The Fund's new investment objective appears under the heading "Investment Objectives and Principal Investment Strategies" on page 2 of the Fund's Prospectus. Therefore until February 17, 2010, the Fund's investment objective will remain as set forth below.

Until February 17, 2010:

Investment Objective: The International Fund will seek long-term growth of capital by investing in a range of securities and asset classes from markets around the world, excluding U.S. markets. However, there is no assurance that the Fund's investment objective will be achieved.

Please retain this supplement for future reference.

IVA FUNDS

IVA International Fund

(the “Fund”)

Supplement dated December 18, 2009

to the Statement of Additional Information (“SAI”) dated December 18, 2009

At the November 9, 2009 meeting, the Fund’s Board of Trustees approved a change to the Fund’s investment objective.  Pursuant to the terms of the SAI, shareholders must receive 60 days prior written notice of any change to the Fund’s investment objective.  Shareholders are hereby notified that on February 17, 2010 the Fund’s investment objective will change.  The Fund’s new investment objective appears under the heading “Investment Objectives, Policies and Restrictions” on page 2 of the Fund’s SAI.  Therefore until February 17, 2010, the Fund’s investment objective will remain as set forth below.

Until February 17, 2010:

Investment Objective of the Fund: The International Fund will seek long-term growth of capital by investing in a range of securities and asset classes from markets around the world, excluding U.S. markets. However, there is no assurance that the Fund’s investment objective will be achieved.

Please retain this supplement for future reference.